Leases - Summary Of Amounts Recognized In The Consolidated Statement Of Income And Comprehensive Income (Detail) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Interest on lease liabilities	₽ 32,941
Depreciation charge for the year	74,365
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Interest on lease liabilities	32,941
Depreciation charge for the year	74,365
Expenses relating to short-term leases	16,394
Total	₽ 123,700
IAS 17
Disclosure of quantitative information about right-of-use assets [line items]
Lease expense		₽ 84,638